Interim Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Profit (Loss) for the period	$ (51,366)	$ 79,540	$ 27,784	$ (195,620)
Unrealized gain (loss) on translation of foreign operations, net of tax	(349)	8,801	794	1,782
Unrealized gain on translation of foreign operations from discontinued operations	363		789	4,721
Gain on translation of foreign operations disposed and reclassified to consolidated statement of income (loss)			833
Other comprehensive income, net of tax, exchange differences on translation	14	8,801	2,416	6,503
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	(51,352)	88,341	30,200	(189,117)
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	(51,236)	88,355	30,313	(189,084)
Non-controlling interest	(116)	(14)	(113)	(34)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	$ (51,352)	$ 88,341	$ 30,200	$ (189,117)